RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Beginning balance	$ 3,104	$ 3,397
New loans	309	160
Owner Status Change	(137)	0
Payments on loans	(1,487)	(453)
Ending balance	$ 1,789	$ 3,104